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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 14, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON NOVEMBER 14, 2001.

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment /x/; Amendment Number:
This Amendment (Check only one):	/ / is a restatement.
/x/ adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:	Attractor Investment Management Inc.
Address:	1440 Chapin Avenue, Suite 201 Burlingame, CA 94010

Form 13F File Number:    28-05503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Harvey Allison
Title:	President
Phone:	(650) 685-8541
Signature, Place, and Date of Signing:
/s/ Harvey Allison	Burlingame, California	November 14, 2001
Report Type (Check only one):
/x/	13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).
/ /	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).
/ /	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	31
Form 13F Information Table Value Total:	$671,503 (thousands)
CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE FORM 13F AND FILED SEPARATELY WITH THE COMMISSION.
List of Other Included Managers:	None

Form 13F INFORMATION TABLE

									Voting Authority
Name of Issuer	Title of Class		Value x($1000)	Shrs Or Prn Amt	Sh/ Prn	Put/ Call	Investment Discretion	Other Managers
		Cusip							Sole	Shared	None
Akamai Technology	COM	00971T101	6302	120000	SH		SOLE	N/A	120000
AmericaOnline, Inc.	COM	02364J104	11003	204700	SH		SOLE	N/A	204700
Ariba Inc.	COM	04033V104	9313	65000	SH		SOLE	N/A	65000
Brocade Communication Systems	COM	111621108	4720	20000	SH		SOLE	N/A	20000
Corvis Corporation	COM	221009103	4273	70000	SH		SOLE	N/A	70000
Critical Path, Inc.	COM	22674V100	41590	707475	SH		SOLE	N/A	707475
CrossWorlds Software Inc.	COM	22769P109	2093	105981	SH		SOLE	N/A	105981
Digital Island, Inc.	COM	25385N101	11604	618881	SH		SOLE	N/A	618881
E*Trade Group, Inc.	COM	269246104	10780	655800	SH		SOLE	N/A	655800
eBay, Inc.	COM	278642103	20167	293600	SH		SOLE	N/A	293600
Homestore.com, Inc.	COM	437852106	25596	547500	SH		SOLE	N/A	547500
intraware, inc.	COM	46118M103	6917	926127	SH		SOLE	N/A	926127
Juniper Networks Inc.	COM	48203R104	8758	40000	SH		SOLE	N/A	40000
Kana Communications	COM	483600102	16022	720100	SH		SOLE	N/A	720100
Keynote Systems, Inc.	COM	493308100	15248	570000	SH		SOLE	N/A	570000
Natural Microsystems Corp.	COM	638882100	16139	300000	SH		SOLE	N/A	300000
Nextcard, Inc.	COM	65332K107	3313	364304	SH		SOLE	N/A	364304
Nuance Communications	COM	669967101	23438	192611	SH		SOLE	N/A	192611
1-800 Contacts Inc.	COM	681977104	6720	140000	SH		SOLE	N/A	140000
1-800-Flowers.com Inc.	COM	68243Q106	2143	430000	SH		SOLE	N/A	430000
Oni Systems Corp.	COM	68273F103	36251	420000	SH		SOLE	N/A	420000
StorageNetworks, Inc.	COM	86211E103	29123	285000	SH		SOLE	N/A	285000
Support.com, Inc.	COM	868587106	20254	661343	SH		SOLE	N/A	661343
Tickets.com, Inc.	COM	88633M101	2228	2228251	SH		SOLE	N/A	2228251
Verisign, Inc.	COM	92343E102	149471	737900	SH		SOLE	N/A	737900
Versata, Inc.	COM	925298101	29059	1096552	SH		SOLE	N/A	1096552
Verticalnet, Inc.	COM	92532L107	4918	140000	SH		SOLE	N/A	140000
Vignette Corporation	COM	926734104	103233	3455496	SH		SOLE	N/A	3455496
Webvan Group, Inc.	COM	94845V103	1493	645629	SH		SOLE	N/A	645629
Yahoo, Inc.	COM	984332106	35062	385292	SH		SOLE	N/A	385292
ZDNet	COM	989511209	14272	1014900	SH		SOLE	N/A	1014900

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Form 13F COVER PAGE
Form 13F INFORMATION TABLE